FAIR VALUE MEASUREMENTS (Details - liabilities measures at fair value)	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - January 1, 2023	$ 0
Additional warrant and derivative liability	742,988
Change in fair value	11,800
Balance - June 30, 2023	754,788
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - January 1, 2023	0
Additional warrant and derivative liability	579,818
Change in fair value	2,581
Balance - June 30, 2023	582,399
Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - January 1, 2023	0
Additional warrant and derivative liability	163,170
Change in fair value	9,219
Balance - June 30, 2023	$ 172,389